INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	6 Months Ended
Jun. 30, 2018
Disclosure of associates [abstract]
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	NOTE 2 – INVESTMENTS IN ASSOCIATES AND JOINT VENTURES In January 2018, China Oriental Group Company Limited (“China Oriental”), a Chinese integrated iron and steel producer listed on the Hong Kong Stock Exchange (“HKEx”) in which ArcelorMittal held a 39% interest, issued 192 million new shares to fulfill its obligations under its share-based compensation plans. As a result, ArcelorMittal’s interest in China Oriental decreased to 37%. As a result, ArcelorMittal recorded a loss of 20 upon dilution partially offset by a gain of 8 following the recycling of accumulated foreign exchange translation gains in income from investments in associates, joint ventures and other investments.